Accounts Receivable (Sound Concepts Inc.) (Tables)	11 Months Ended
Nov. 30, 2018
Sound Concepts, Inc. [Member]
Schedule of Accounts Receivable

Accounts receivable, net consisted of the following:

	November 30,	December 31,
	2018	2017	2016
	Unaudited
Accounts receivable	$549,000	$921,000	$681,000
Less allowance for doubtful accounts	(25,000)	(10,000)	(34,000)
Total accounts receivable, net	$524,000	$911,000	$647,000